RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Participating loan interests	$ 268	$ 517
Net (payables)/receivables within equity accounted investments	22,698	19,761	$ 16,844
Capital securities held by Brookfield Asset Management(2)	(3,385)	(4,165)
Preferred shares held by Brookfield Asset Management	(16)	(15)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	54	96
Deposit and promissory note from Brookfield Asset Management	(733)	(633)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	54	96
Affiliated entities
Disclosure of transactions between related parties [line items]
Participating loan interests	268	517
Net (payables)/receivables within equity accounted investments	(26)	(49)
Receivables and other assets	50	11
Property-specific obligations	(231)	(415)
Loans and notes payable and other liabilities	50	156
Capital securities held by Brookfield Asset Management(2)	(420)	(1,250)
Preferred shares held by Brookfield Asset Management	$ (15)	$ (15)